Loans and advances to customers (Details Text) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Loans And Advances To Customers Details Text [Abstract]
Personal credit - payroll loans	R$ 51,284,334	R$ 43,968,511
Impairment of loans and advances, not include the effects of the initial adoption of IFRS 9		R$ 3,829,475